Inventories	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Inventories	NOTE 12 INVENTORIES 2021 2020 Product purchased for resale 4,889 3,655 Finished products 410 384 Intermediate products 206 227 Raw materials 337 215 Materials and supplies 486 449 6,328 4,930 Inventories expensed to cost of goods sold during the year were $ 17,243 (2020 – $ 14,347 ).